Voyage revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)

	Years ended December 31,
	2018	2019	2020

Time charters	$397,499	$373,927	$309,503
Voyage charters	253,812	437,779	385,482
Pool revenues	250	9,659	(1,744)
	$651,561	$821,365	$693,241